Cover	Sep. 08, 2025	Jun. 16, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 08, 2025
Entity Registrant Name	BGSF, INC.
Entity Incorporation, State or Country Code		DE
Entity File Number		001-36704
Entity Tax Identification Number		26-0656684
Entity Address, Address Line One	5850 Granite Parkway, Suite 730
Entity Address, City or Town	Plano
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75024
City Area Code	972
Local Phone Number	692-2400
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock
Trading Symbol	BGSF
Security Exchange Name	NYSE
Amendment Flag	false
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Entity Central Index Key	0001474903
Document Information [Line Items]
Trading Symbol	BGSF
Security Exchange Name	NYSE
Entity Central Index Key	0001474903
Local Phone Number	692-2400
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false